Advertising Costs	12 Months Ended
Dec. 31, 2013
Advertising Costs
Note 16.	Advertising Costs

Advertising costs include electronic and print advertising, trade shows, collateral production and all forms of direct marketing. Advertising costs included in sales and marketing expense for financial years 2011, 2012 and 2013 were $33,486, $35,822 and $34,550 respectively.